Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 6,422,741	$ 4,897,151
Neither past due nor impaired [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	4,035,753	3,932,860
Past due but not impaired 30-60 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	1,856,445	403,496
Past due but not impaired 60-90 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	530,543	370,898
Past due but not impaired 90-120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables		148,750
Past due but not impaired >120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables		$ 41,147